Summary of Significant Accounting Policie (Details) - USD ($)	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020
Cash that is insured with federal insurance	$ 250,000	$ 250,000	$ 250,000
Cash equivalents	0	0	$ 0
Cash held in Trust Account	276,052,152	276,000,000
Class A Common Stock Subject to Redemption
Class A ordinary shares subject to possible redemption	$ 276,000,000	$ 276,000,000